UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

________

FORM N-PX
________

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-22107

SEI STRUCTURED CREDIT FUND, LP
(Exact name of registrant as specified in charter)

________

One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices)

________

Timothy D. Barto, Esquire
SEI Structured Credit Fund, LP
SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)

CC:

Timothy W. Levin, Esquire
Morgan, Lewis & Brockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

________

Registrant’s telephone number, including area code: 1-800-342-5734
Date of Fiscal Year End: December 31
Date of Reporting Period: July 1, 2019 to June 30, 2020

________

Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following funds, each of which is a series of SEI Structured Credit Fund, LP:

SEI Structured Credit Fund, LP

Fund Name : SEI Structured Credit Fund, LP

________________________________________________________________________________
Ares Capital Corporation
Ticker     Security ID:             Meeting Date          Meeting Status
ARCC       CUSIP 04010L103          06/22/2020            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1          Elect Michael J.         Mgmt       For        Against    Against
            Arougheti

2          Elect Ann Torre Bates    Mgmt       For        For        For
3          Elect Steven B.          Mgmt       For        For        For
            McKeever

4          Ratification of Auditor  Mgmt       For        For        For
________________________________________________________________________________
BlackRock TCP Capital Corp.
Ticker     Security ID:             Meeting Date          Meeting Status
TCPC       CUSIP 09259E108          05/27/2020            Voted
Meeting Type                        Country of Trade
Annual                              United States
Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                      Mgmt

1.1        Elect Kathleen A.        Mgmt       For        For        For
            Corbet

1.2        Elect Eric J. Draut      Mgmt       For        For        For
1.3        Elect M. Freddie Reiss   Mgmt       For        Withhold   Against
1.4        Elect Peter E. Schwab    Mgmt       For        For        For
1.5        Elect Karyn L. Williams  Mgmt       For        For        For
1.6        Elect Brian F. Wruble    Mgmt       For        For        For
1.7        Elect Howard M.          Mgmt       For        For        For
            Levkowitz

1.8        Elect Rajneesh Vig       Mgmt       For        For        For
2          Authority to Sell or     Mgmt       For        For        For
            Issue Shares Below
            Net Asset
            Value

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI STRUCTURED CREDIT FUND, LP

By: /s/ Robert Nesher
Robert Nesher
President
Date: August 24, 2020